Segment information - Revenue and CCS Earnings by Segment (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Third-party revenue	[1]	$ 74,463	$ 72,478	$ 74,578	$ 146,942	$ 161,538
Gains on change in fair value of derivatives		3,194	1,643	4,247
Operating segments
Disclosure of operating segments [line items]
Third-party revenue		74,463	72,478	74,578	146,942	161,538
Integrated Gas | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		9,052	9,195	7,938	18,247	18,869
Integrated Gas | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		2,157	2,404	2,940	4,560	6,474
Upstream | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		1,590	1,759	1,533	3,349	3,595
Upstream | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		10,102	10,287	8,859	20,390	20,005
Marketing | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		32,005	30,041	31,517	62,045	63,562
Marketing | Operating segments | Revision of prior period, reclassification, adjustment
Disclosure of operating segments [line items]
Third-party revenue				4,944		10,710
Marketing | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		1,363	1,355	1,273	2,718	2,600
Marketing | Inter-segment | Revision of prior period, reclassification, adjustment
Disclosure of operating segments [line items]
Third-party revenue				1,150		2,314
Chemicals and Products | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		24,583	23,735	23,712	48,319	50,002
Chemicals and Products | Operating segments | Revision of prior period, reclassification, adjustment
Disclosure of operating segments [line items]
Third-party revenue				(4,944)		(10,710)
Chemicals and Products | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		9,849	10,312	9,918	20,161	20,711
Chemicals and Products | Inter-segment | Revision of prior period, reclassification, adjustment
Disclosure of operating segments [line items]
Third-party revenue				9,410		19,638
Renewables and Energy Solutions | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		7,222	7,737	9,866	14,959	25,485
Renewables and Energy Solutions | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		957	1,005	771	1,962	2,246
Corporate | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		11	11	12	22	24
Corporate | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		0	0	0	0	0
CCS earnings
Disclosure of operating segments [line items]
CCS earnings		3,747	7,163	3,488	10,910	12,749
CCS earnings | Integrated Gas
Disclosure of operating segments [line items]
CCS earnings		2,454	2,761	757	5,215	3,169
CCS earnings | Upstream
Disclosure of operating segments [line items]
CCS earnings		2,179	2,272	1,601	4,451	4,390
CCS earnings | Marketing
Disclosure of operating segments [line items]
CCS earnings		257	774	1,019	1,031	2,203
CCS earnings | Marketing | Revision of prior period, reclassification, adjustment
Disclosure of operating segments [line items]
CCS earnings				48		95
CCS earnings | Chemicals and Products
Disclosure of operating segments [line items]
CCS earnings		587	1,157	307	1,744	2,060
CCS earnings | Chemicals and Products | Revision of prior period, reclassification, adjustment
Disclosure of operating segments [line items]
CCS earnings				(48)		(95)
CCS earnings | Renewables and Energy Solutions
Disclosure of operating segments [line items]
CCS earnings		(75)	553	540	478	2,745
CCS earnings | Corporate
Disclosure of operating segments [line items]
CCS earnings		(1,656)	(354)	(736)	$ (2,010)	(1,818)
CCS earnings | Corporate | Revision of prior period, reclassification, adjustment
Disclosure of operating segments [line items]
CCS earnings				35		$ 53
Sales contract
Disclosure of operating segments [line items]
Reversal of (gains) losses on purchase contracts		73	257	27
Purchase contract
Disclosure of operating segments [line items]
Reversal of gains on sales contracts		$ 227	$ 235	$ 88

[1]	See Note 2 “Segment information”.